Financial instruments (Details 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 MXN	Jun. 30, 2011 USD ($)	Jun. 30, 2011 MXN
Change In Loss [Abstract]
Change in loss	$ 4,380	64,529	$ 59,115	12,486